As filed with the Securities and Exchange            Registration No. 33-75996*
Commission on October 1, 1996                        Registration No. 811-2512

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    _X_     60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___     on ______________ pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                LOCATION - PROSPECTUS
                                                                DATED MAY 1, 1996, AS
                                                                     AMENDED BY
FORM N-4                                                          SUPPLEMENTS DATED
ITEM NO.                   PART A (PROSPECTUS)                 JUNE 21, 1996, SEPTEMBER
                                                                3, 1996, SEPTEMBER 13,
                                                                1996, AND DECEMBER __,
                                                                         1996

   1         Cover Page......................................  Cover Page

   2         Definitions.....................................  Definitions

   3         Synopsis........................................  Prospectus Summary; Fee Table
                                                               and as amended

   4         Condensed Financial Information.................  Condensed Financial
                                                               Information

   5         General Description of Registrant, Depositor,     The Company; Variable Annuity
             and Portfolio Companies.........................  Account B; The Funds and as
                                                               amended

   6         Deductions and Expenses.........................  Charges and Deductions and as
                                                               amended; Distribution

   7         General Description of Variable Annuity
             Contracts.......................................  Purchase; Miscellaneous

   8         Annuity Period..................................  Annuity Period

   9         Death Benefit...................................  Death Benefit During
                                                               Accumulation Period; Death
                                                               Benefit Payable During the
                                                               Annuity Period

   10        Purchases and Contract Value....................  Purchase; Contract Valuation

   11        Redemptions.....................................  Right to Cancel; Withdrawals

   12        Taxes...........................................  Tax Status

   13        Legal Proceedings...............................  Miscellaneous - Legal Matters
                                                               and Proceedings

   14        Table of Contents of the Statement of             Contents of the Statement of
             Additional Information..........................  Additional Information

FORM N-4 ITEM NO.       PART B (STATEMENT OF ADDITIONAL
                                  INFORMATION)                         LOCATION

   15        Cover Page......................................  Cover page

   16        Table of Contents...............................  Table of Contents

   17        General Information and History.................  General Information and History

   18        Services........................................  General Information and
                                                               History; Independent Auditors

   19        Purchase of Securities Being Offered............  Offering and Purchase of
                                                               Contracts

   20        Underwriters....................................  Offering and Purchase of
                                                               Contracts

   21        Calculation of Performance Data.................  Performance Data; Average
                                                               Annual Total Return Quotations

   22        Annuity Payments................................  Annuity Payments

   23        Financial Statements............................  Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 10, respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on April 22, 1996 and by reference to Supplements dated June 21, 1996, September 3, 1996 and September 13, 1996, as contained in Post-Effective Amendment Nos. 7, 8 and 9, respectively, to the Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on June 21, 1996, August 30, 1996 and September 13, 1996, respectively.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

     Supplement dated December __, 1996 to the Prospectus dated May 1, 1996

                AetnaPlus -- Group Variable Annuity Contracts for
                  Employer-Sponsored Deferred Compensation Plans

THE INFORMATION IN THIS SUPPLEMENT UPDATES AND AMENDS THE INFORMATION CONTAINED IN THE PROSPECTUS DATED MAY 1, 1996 (THE "PROSPECTUS") AND SHOULD BE READ WITH THAT PROSPECTUS.

CHARGES AND DEDUCTIONS

The following replaces the second paragraph under the "Administrative Expense Charge" section on page 5 of the Prospectus.

     Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. Effective April 4, 1997, the administrative expense charge during the Accumulation Period will equal, on an annual basis, 0.25% for Contracts effective prior to October 31, 1996 where the number of participants with assets in the Contract is less than 30 as of November 30, 1996 and the Contract Holder has chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data.

     The administrative expense charge will not be imposed on participants who enrolled in a group contract prior to May 1, 1984 or to any participants in individual Contracts issued prior to May 1, 1984.

     There is currently no administrative expense charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

FEE TABLE

The following information replaces the "Indirect Charges" section of the Fee Table.

     INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. For all Contracts except those for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

         MORTALITY AND EXPENSE RISK CHARGE..................1.25%
         ADMINISTRATIVE EXPENSE CHARGE......................0.00%
                                                            -----
         TOTAL SEPARATE ACCOUNT CHARGES.....................1.25%
                                                            -----
                                                            -----


Form No. X75996.5                                                 December 1996

For Contracts for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

         MORTALITY AND EXPENSE RISK CHARGE..................1.25%
         ADMINISTRATIVE EXPENSE CHARGE......................0.25%
                                                            -----
         TOTAL SEPARATE ACCOUNT CHARGES.....................1.50%
                                                            -----
                                                            -----

HYPOTHETICAL ILLUSTRATION

The following amends the "Hypothetical Illustration" section of the Prospectus to add Examples that reflect the imposition of an Administrative Expense Charge to the Examples contained in the Prospectus.

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.021%.

                                                     EXAMPLE A                        EXAMPLE B
                                                     ---------                        ---------
                                            IF YOU WITHDRAW YOUR ENTIRE      IF YOU DO NOT WITHDRAW YOUR
                                            CONTRACT VALUE AT THE END OF     CONTRACT VALUE, OR IF YOU
                                            THE PERIODS SHOWN, YOU WOULD     ANNUITIZE AT THE END OF THE
                                            PAY THE FOLLOWING EXPENSES,      PERIODS SHOWN, YOU WOULD PAY
                                            INCLUDING ANY APPLICABLE         THE FOLLOWING EXPENSES (NO
                                            DEFERRED SALES CHARGE:           DEFERRED SALES CHARGE IS
                                                                             REFLECTED): *


                                          1 year 3 years  5 years 10 years 1 year 3 years 5 years 10 years
                                          ------ -------  ------- -------- ------ ------- ------- --------
Aetna Variable Fund                         $73    $120    $170     $241    $21     $65    $112     $241
Aetna Income Shares                         $72    $117    $166     $233    $20     $63    $108     $233
Aetna Variable Encore Fund                  $71    $114    $159     $219    $19     $59    $101     $219
Aetna Investment Advisers Fund, Inc.        $73    $120    $171     $243    $21     $66    $113     $243
Aetna Ascent Variable Portfolio             $74    $125    $179     $261    $23     $71    $122     $261
Aetna Crossroads Variable Portfolio         $74    $125    $179     $261    $23     $71    $122     $261
Aetna Legacy Variable Portfolio             $74    $125    $179     $261    $23     $71    $122     $261
Aetna Variable Index Plus Portfolio         $72    $118    $167     $235    $21     $63    $109     $235
Alger American Growth Portfolio             $75    $128    $184     $271    $24     $74    $127     $271
Alger American Small Cap Portfolio          $76    $130    $187     $278    $25     $76    $130     $278
Calvert Responsibility Invested Balanced
Portfolio                                   $75    $127    $183     $269    $24     $73    $126     $269
Fidelity VIP II Contrafund Portfolio        $74    $124    $177     $258    $23     $70    $120     $258
Fidelity VIP Equity-Income Portfolio        $73    $121    $172     $246    $22     $67    $114     $246
Fidelity VIP Growth Portfolio               $74    $124    $176     $256    $23     $69    $119     $256
Fidelity VIP Overseas Portfolio             $76    $130    $186     $277    $25     $76    $130     $277
Janus Aspen Aggressive Growth Portfolio     $75    $128    $184     $272    $24     $74    $127     $272
Janus Aspen Balanced Portfolio              $80    $143    $208     $321    $29     $90    $152     $321
Janus Aspen Flexible Income Portfolio       $77    $134    $194     $293    $26     $81    $138     $293
Janus Aspen Growth Portfolio                $75    $126    $180     $264    $23     $72    $123     $264

Form No. X75996.5                                                 December 1996

Janus Aspen Short-Term Bond Portfolio       $74    $124    $176     $256    $23     $69    $119     $256
Janus Aspen Worldwide Growth Portfolio      $76    $129    $186     $276    $25     $75    $129     $276
Lexington Natural Resources Trust           $81    $146    $212     $331    $30     $92    $157     $331
Neuberger & Berman Growth Portfolio         $76    $131    $188     $280    $25     $77    $131     $280
Scudder International Portfolio Class A
Shares                                      $78    $135    $194     $294    $26     $81    $138     $294
TCI Growth                                  $77    $132    $191     $286    $26     $78    $134     $286

* This Example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

MISCELLANEOUS -- PERFORMANCE REPORTING

The following is added as the last sentence of the first paragraph of the section:

     The standardized and non-standardized total returns contained in the Statement of Additional Information do not reflect the 0.25% administrative expense charge, since this charge was not assessed during the periods illustrated.

Form No. X75996.5                                                 December 1996

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (a) Financial Statements:
      (1)    Included in Part A:
             Condensed Financial Information
      (2)    Included in Part B:
             Financial Statements of Variable Annuity Account B:
             - Independent Auditors' Report
             - Statement of Assets and Liabilities as of December 31, 1995
             - Statement of Operations for the year ended December 31, 1995
             - Statements of Changes in Net Assets for the years ended
               December 31, 1995 and 1994
             - Notes to Financial Statements
             Financial Statements of the Depositor:
             - Independent Auditors' Report
             - Consolidated Statements of Income for the years ended December
               31, 1995, 1994 and 1993
             - Consolidated Balance Sheets as of December 31, 1995 and 1994
             - Consolidated Statements of Changes in Shareholder's Equity for
               the years ended December 31, 1995, 1994 and 1993
             - Consolidated Statements of Cash Flows for the years ended
               December 31, 1995, 1994 and 1993
             - Notes to Consolidated Financial Statements

  (b) Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
      (2)    Not applicable
      (3.1)  Form of Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
      (4.1) Form of Variable Annuity Contract (G-CDA-HF) and Endorsement (EGET-IC(R))(3)
      (4.2)  Form of Variable Annuity Contract (IA-CDA-IA)(4)
      (4.3) Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC (SPD)) to Contract IA-CDA-IA(5)
      (5.1) Form of Variable Annuity Contract Application (300-GTD-IA)(6) (5.2) Form of Variable Annuity Contract Application (710.00.141)(7)
      (6)    Certification of Incorporation and By-Laws of Depositor(8)
      (7)    Not applicable

      (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1996(2)
      (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert
             Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
      (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(9)
      (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996(2)
      (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distribution Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)
      (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)
      (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
      (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended
             February 11, 1991(2)
      (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
      (8.10) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)
      (8.11) Amendment dated as of February 20, 1996 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(9)
      (8.12) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Investors Research Corporation and TCI
             Portfolios, Inc. dated July 29, 1992 and amended December 22,
             1992 and June 1, 1994(2)
      (9)    Opinion of Counsel(10)
      (10.1) Consent of Independent Auditors
      (10.2) Consent of Counsel
      (11)   Not applicable

      (12)   Not applicable
      (13)   Computation of Performance Data(11)
      (14)   Not applicable
      (15.1) Powers of Attorney(12)
      (15.2) Authorization for Signatures(2)
      (27)   Financial Data Schedule(13)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form-N-4 (File No. 33-75964), as filed on February 24, 1995.

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form-N-4 (File No. 33-75958), as filed on April 28, 1995.

5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 2-52449), as filed on February 24, 1995.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-76000), as filed on April 28, 1995.

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.

9. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

10. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.

11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 28, 1995.

12. Incorporated by reference to Pre-Effective Amendment No. 1 to
    Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on April 22, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS*                POSITIONS AND OFFICES WITH DEPOSITOR
------------------               ------------------------------------

Daniel P. Kearney                Director and President

Timothy A. Holt                  Director, Senior Vice President and Chief
                                 Financial Officer

Christopher J. Burns             Director and Senior Vice President

Laura R. Estes                   Director and Senior Vice President

Gail P. Johnson                  Director and Vice President

John Y. Kim                      Director and Senior Vice President

Shaun P. Mathews                 Director and Vice President

Glen Salow                       Director and Vice President

Creed R. Terry                   Director and Vice President

Deborah Koltenuk                 Vice President and Treasurer, Corporate
                                 Controller

Zoe Baird                        Senior Vice President and General Counsel

Diane Horn                       Vice President and Chief Compliance Officer

Susan E. Schechter               Corporate Secretary and Counsel


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of August 31, 1996, there were 42,735 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

    Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

    C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

    Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered investment management companies under the 1940 Act). Additionally, ALIAC also acts as the principal underwritter and depositor for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwritter for Variable

        Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1995:

    (1)             (2)               (3)              (4)            (5)

NAME OF       NET UNDERWRITING   COMPENSATION
PRINCIPAL     DISCOUNTS AND      ON REDEMPTION      BROKERAGE
UNDERWRITER   COMMISSIONS        OR ANNUITIZATION   COMMISSIONS   COMPENSATION*

Aetna Life                           $294,931                      $11,944,532
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                 Aetna Life Insurance and Annuity Company
                 151 Farmington Avenue
                 Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

    Not applicable

ITEM 32. UNDERTAKINGS

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

  As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 1st day of October, 1996.

                                 VARIABLE ANNUITY ACCOUNT B OF AETNA
                                 LIFE INSURANCE AND ANNUITY COMPANY
                                   (REGISTRANT)

                            By:  AETNA LIFE INSURANCE AND ANNUITY
                                 COMPANY
                                   (DEPOSITOR)

                            By:    Daniel P. Kearney*
                                -------------------------------------
                                   Daniel P. Kearney
                                   President


  As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-75996) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                 TITLE                                   DATE
---------                 -----                                   ----

Daniel P. Kearney*        Director and President                )
-----------------------   (principal executive officer)         )
Daniel P. Kearney                                               )

Timothy A. Holt*          Director and Chief Financial Officer  ) October
------------------------                                        ) 1, 1996
Timothy A. Holt                                                 )
                                                                )
Christopher J. Burns*      Director                             )
------------------------                                        )
Christopher J. Burns                                            )
                                                                )
Laura R. Estes*            Director                             )
------------------------                                        )
Laura R. Estes                                                  )
                                                                )
Gail P. Johnson*           Director                             )
------------------------                                        )
Gail P. Johnson                                                 )
                                                                )

John Y. Kim*               Director                             )
------------------------                                        )
John Y. Kim                                                     )
                                                                )
Shaun P. Mathews*          Director                             )
------------------------                                        )
Shaun P. Mathews                                                )
                                                                )
Glen Salow*                Director                             )
------------------------                                        )
Glen Salow                                                      )
                                                                )
Creed R. Terry*            Director                             )
------------------------                                        )
Creed R. Terry                                                  )
                                                                )
Deborah Koltenuk*          Vice President and Treasurer,        )
------------------------   Corporate Controller                 )
Deborah Koltenuk                                                )


By: /s/  Julie E. Rockmore
    ----------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                           EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT                                                             PAGE
-----------   -------                                                             ----
99-B.1        Resolution of the Board of Directors of Aetna Life Insurance and      *
              Annuity Company establishing Variable Annuity Account B

99-B.3.1      Form of Broker-Dealer Agreement                                       *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related Selling         *
              Agreement

99-B.4.1      Form of Variable Annuity Contract (G-CDA-HF) and                      *
              Endorsement (EGET-IC(R))

99-B.4.2      Form of Variable Annuity Contract (IA-CDA-IA)                         *

99-B.4.3      Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC(SPD)) to               *
              Contract IA-CDA-IA

99-B.5.1      Form of Variable Annuity Contract Application (300-GTD-IA)            *

99-B.5.2      Form of Variable Annuity Contract Application (710.00.141)            *

99-B.6        Certification of Incorporation and By-Laws of Depositor               *

99-B.8.1      Fund Participation Agreement (Amended and Restated) between           *
              Aetna Life Insurance and Annuity Company, Alger American
              Fund and Fred Alger Management, Inc. dated March 31, 1995

99-B.8.2      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Calvert Asset Management Company
              (Calvert Responsibly Invested Balanced Portfolio formerly
              Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3      Second Amendment dated January 1, 1996 to Fund Participation          *
              Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly
              Invested Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended
              December 27, 1993

*Incorporated by reference

EXHIBIT NO.   EXHIBIT                                                             PAGE
-----------   -------                                                             ----
99-B.8.4      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Fidelity Distributors Corporation
              (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996

99-B.8.5      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Fidelity Distribution Corporation
              (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B.8.6      Service Agreement between Aetna Life Insurance and Annuity            *
              Company and Fidelity Investments Institutional Operations
              Company dated as of November 1, 1995

99-B.8.7      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.8      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Lexington Management Corporation
              regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.9      Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Advisers Management Trust (now
              Neuberger & Berman Advisers Management Trust) dated April
              14, 1989 and as assigned and modified on May 1, 1995

99-B.8.10     Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company and Scudder Variable Life Investment Fund
              dated April 27, 1992 and amended February 19, 1993 and
              August 13, 1993

99-B.8.11     Amendment dated as of February 20, 1996 to Fund Participation         *
              Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993

*Incorporated by reference

EXHIBIT NO.   EXHIBIT                                                             PAGE
-----------   -------                                                             ----
99-B.8.12     Fund Participation Agreement between Aetna Life Insurance and         *
              Annuity Company, Investors Research Corporation and TCI
              Portfolios, Inc. dated July 29, 1992 and amended December 22,
              1992 and June 1, 1994

99-B.9        Opinion of Counsel                                                    *

99-B.10.1     Consent of Independent Auditors                                     ____

99-B.10.2     Consent of Counsel                                                  ____

99-B.13       Computation of Performance Data                                       *

99-B.15.1     Powers of Attorney                                                    *

99-B.15.2     Authorization for Signatures                                          *

27            Financial Data Schedule                                               *

*Incorporated by reference